Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share0
Amount Registered | shares	3,176,611
Proposed Maximum Offering Price per Unit	11.58
Maximum Aggregate Offering Price	$ 36,785,155.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,080.03
Offering Note	1. In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 2. Consists of (i) 2,541,289 additional shares issuable under the 2018 Stock Incentive Plan and (ii) 635,322 additional shares issuable under the 2018 Employee Stock Purchase Plan. 3. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrants Common Stock reported on the Nasdaq Global Select Market on February 18, 2026.